UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Brian C. Janssen

New World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

New World Fund® Semi-annual report for the six months ended April 30, 2024

Capturing the
growth potential
of developing
economies

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

New World Fund seeks to provide you with long-term capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	14.49%	7.10%	5.88%
Class A shares (reflecting 5.75% maximum sales charge)	7.57	5.53	4.94

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.68% for Class F-2 shares and 0.99% for Class A shares as of the prospectus dated January 1, 2024.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. Investing in smaller companies entails further risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for New World Fund for the periods ended April 30, 2024, are shown in the table below, as well as the results of the fund’s primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/NFFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

16	Financial statements

20	Notes to financial statements

33	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 6/17/99)

New World Fund (Class F-2 shares)[1]	16.30%	11.20%	6.25%	5.69%	7.79%
New World Fund (Class A shares)	16.12	10.86	5.94	5.38	7.51
MSCI All Country World Index (ACWI)[2]	19.77	17.46	9.44	8.19	5.77

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	The MSCI All Country World Index (ACWI) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: MSCI. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

New World Fund	1

Investment portfolio April 30, 2024	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	22.22%
India	13.57
Eurozone*	13.18
China	11.45
Brazil	5.20
Taiwan	3.56
Japan	2.76
Mexico	2.63
Indonesia	2.59
Other countries	18.70
Short-term securities & other assets less liabilities	4.14
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Italy, Luxembourg, the Netherlands and Spain.

Common stocks 91.53%	Shares	Value (000)
Financials 16.17%
AIA Group, Ltd.	77,544,355	$568,632
NU Holdings, Ltd. / Cayman Islands, Class A1	52,122,432	566,050
Banco Bilbao Vizcaya Argentaria, SA	50,033,909	539,754
Bank Mandiri (Persero) Tbk PT	1,193,176,111	503,599
Mastercard, Inc., Class A	902,936	407,405
Bank Central Asia Tbk PT	675,600,900	404,962
PB Fintech, Ltd.[1,2]	26,558,966	402,546
Kotak Mahindra Bank, Ltd.	18,125,339	349,811
Capitec Bank Holdings, Ltd.	2,742,464	339,389
HDFC Bank, Ltd.	18,263,629	332,695
Ping An Insurance (Group) Company of China, Ltd., Class H	61,799,000	281,778
Axis Bank, Ltd.	18,809,728	262,796
XP, Inc., Class A	12,069,247	247,058
ICICI Bank, Ltd. (ADR)	4,339,430	119,465
ICICI Bank, Ltd.	8,313,851	114,616
Visa, Inc., Class A	806,768	216,706
AU Small Finance Bank, Ltd.	28,669,552	216,285
Cholamandalam Investment and Finance Co., Ltd.	14,361,320	204,557
Eurobank Ergasias Services and Holdings SA1	93,205,464	199,406
Grupo Financiero Banorte, SAB de CV, Series O	19,964,547	197,597
B3 SA - Brasil, Bolsa, Balcao	91,926,468	191,019
Shriram Finance, Ltd.	5,515,839	167,489
Bank Rakyat Indonesia (Persero) Tbk PT	492,871,600	148,639
Bank of Baroda	42,566,663	142,434
Erste Group Bank AG	2,885,210	134,391
Bank of the Philippine Islands	60,462,985	133,493
S&P Global, Inc.	308,793	128,405
Canara Bank	17,070,176	126,184
Bajaj Finserv, Ltd.	6,158,519	118,719
National Bank of Greece SA1	13,311,929	107,080
Discovery, Ltd.	15,939,974	101,902
Hong Kong Exchanges and Clearing, Ltd.	2,882,200	91,560
Aon PLC, Class A	278,269	78,475
Akbank TAS	42,493,744	78,083
Edenred SA	1,490,498	70,635
BDO Unibank, Inc.	25,042,710	64,254
Alpha Services and Holdings SA1	37,673,000	63,776
Commercial International Bank - Egypt (CIB) SAE (GDR)	26,713,127	39,609
Commercial International Bank - Egypt (CIB) SAE	11,776,605	17,696
China Merchants Bank Co., Ltd., Class H	12,973,000	56,618
Kaspi.kz JSC (ADR)	475,705	56,019
Max Financial Services, Ltd.[1]	4,346,000	52,242
DBS Group Holdings, Ltd.	2,023,181	51,739

2	New World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Brookfield Corp., Class A	1,218,800	$48,898
Moody’s Corp.	118,550	43,903
Jio Financial Services, Ltd.[1]	9,628,651	43,405
Bajaj Finance, Ltd.	480,400	39,770
East Money Information Co., Ltd., Class A	21,496,742	38,721
Banco BTG Pactual SA, units	5,942,307	38,222
BNP Paribas SA	475,235	33,986
Emirates NBD Bank PJSC	6,098,129	28,191
PagSeguro Digital, Ltd., Class A1	2,136,500	26,599
Bank of Ningbo Co., Ltd., Class A	7,434,120	23,546
Power Finance Corp., Ltd.	4,292,926	22,710
REC, Ltd.[1]	3,689,364	22,418
Haci Ömer Sabanci Holding AS	7,461,660	21,219
China Construction Bank Corp., Class H	30,590,500	19,830
Société Générale	598,543	16,087
Prudential PLC	1,741,000	15,150
TISCO Financial Group PCL, foreign registered shares	4,969,000	12,988
China Pacific Insurance (Group) Co., Ltd., Class H	4,440,800	9,707
Moscow Exchange MICEX-RTS PJSC[3]	5,963,587	—	[4]
Sberbank of Russia PJSC[3]	38,486,552	—	[4]
		9,200,918

Information technology 14.70%
Taiwan Semiconductor Manufacturing Co., Ltd.	74,991,816	1,806,971
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	385,940	53,005
Microsoft Corp.	3,859,426	1,502,590
Broadcom, Inc.	611,333	794,898
NVIDIA Corp.	807,129	697,376
ASML Holding NV	645,045	562,236
Samsung Electronics Co., Ltd.	6,284,903	347,857
Synopsys, Inc.[1]	566,856	300,768
SAP SE	1,380,912	250,027
SAP SE (ADR)	83,800	15,185
Capgemini SE	1,060,026	222,707
SK hynix, Inc.	1,748,624	214,019
Keyence Corp.	479,800	212,530
ASM International NV	297,043	185,447
Tokyo Electron, Ltd.	609,300	133,794
Disco Corp.	396,100	112,184
Apple, Inc.	436,148	74,289
Wolfspeed, Inc.[1,5]	2,632,019	71,144
Applied Materials, Inc.	341,648	67,868
EPAM Systems, Inc.[1]	279,747	65,813
E Ink Holdings, Inc.	10,120,000	65,069
Coforge, Ltd.	1,028,224	62,205
Tata Consultancy Services, Ltd.	1,332,961	61,030
Nokia Corp.	14,580,398	53,053
MediaTek, Inc.	1,701,130	51,519
Advantech Co., Ltd.	4,369,000	50,847
TDK Corp.	1,066,900	47,095
ON Semiconductor Corp.[1]	620,000	43,499
Micron Technology, Inc.	342,491	38,688
Trimble, Inc.[1]	616,650	37,042
KLA Corp.	52,902	36,465
Accenture PLC, Class A	105,601	31,776
Intel Corp.	843,400	25,698
Xiamen Faratronic Co., Ltd., Class A	1,747,959	23,772
Hamamatsu Photonics KK	580,900	21,277
NICE, Ltd. (ADR)[1,5]	78,198	17,478
Canva, Inc.[1,3,6]	10,572	11,277
		8,368,498

Industrials 12.02%
Airbus SE, non-registered shares	5,028,345	826,349
Safran SA	2,469,962	534,086
International Container Terminal Services, Inc.	83,748,170	481,979
Larsen & Toubro, Ltd.	7,168,173	307,590
Copa Holdings, SA, Class A	2,776,000	265,108

New World Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Techtronic Industries Co., Ltd.	18,977,000	$263,818
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	12,241,610	222,969
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	158,266	28,777
General Electric Co.	1,546,672	250,282
Shenzhen Inovance Technology Co., Ltd., Class A	26,749,086	220,027
Rumo SA	51,233,042	198,910
Airports of Thailand PCL, foreign registered shares	106,428,900	186,121
Contemporary Amperex Technology Co., Ltd., Class A	6,221,808	174,376
Carrier Global Corp.	2,760,919	169,769
TransDigm Group, Inc.	132,060	164,815
Daikin Industries, Ltd.	1,142,700	155,086
IMCD NV	1,022,199	154,994
BAE Systems PLC	8,725,852	145,127
Grab Holdings, Ltd., Class A1	37,426,377	130,992
Mitsui & Co., Ltd.	2,339,000	112,722
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	36,882,763	111,363
Schneider Electric SE	478,683	109,017
Siemens AG	539,722	101,244
Caterpillar, Inc.	282,000	94,349
CCR SA, ordinary nominative shares	38,705,218	91,907
DSV A/S	626,360	89,160
InPost SA1	5,469,603	88,162
ZTO Express (Cayman), Inc., Class A (ADR)	4,080,981	85,660
SMC Corp.	156,600	82,366
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,793,539	76,003
Wizz Air Holdings PLC[1]	2,499,388	68,680
Boeing Co.[1]	406,162	68,170
Weichai Power Co., Ltd., Class H1	17,040,000	34,903
Weichai Power Co., Ltd., Class A1	13,502,748	32,459
Astra International Tbk PT	196,343,276	62,022
Thales SA	366,000	61,559
Bharat Electronics, Ltd.	21,376,195	59,494
Ayala Corp.	5,402,410	57,392
Bureau Veritas SA	1,743,229	50,592
Leonardo SpA	1,972,447	45,421
Interpump Group SpA	1,036,956	45,168
SM Investments Corp.	2,381,510	39,037
Rolls-Royce Holdings PLC[1]	7,505,000	38,598
Ingersoll-Rand, Inc.	409,595	38,223
MISUMI Group, Inc.	2,162,789	35,618
Shanghai International Airport Co., Ltd., Class A1	6,503,525	33,775
Centre Testing International Group Co., Ltd.	15,934,920	27,613
Hitachi, Ltd.	241,956	22,280
GT Capital Holdings, Inc.	1,919,580	21,190
Epiroc AB, Class B	1,249,425	20,834
Embraer SA1	2,391,200	15,358
Legrand SA	142,852	14,684
Haitian International Holdings, Ltd.	3,351,000	10,917
GE Vernova, Inc.[1]	40,781	6,268
TELUS International (Cda), Inc., subordinate voting shares[1]	505,954	4,255
		6,837,638

Consumer discretionary 11.02%
MercadoLibre, Inc.[1]	556,724	812,093
LVMH Moët Hennessy-Louis Vuitton SE	812,883	654,352
Trip.com Group, Ltd. (ADR)[1]	9,890,197	477,301
Trip.com Group, Ltd.[1]	438,400	21,355
Midea Group Co., Ltd., Class A	43,323,591	417,041
Eicher Motors, Ltd.	5,290,346	290,446
Galaxy Entertainment Group, Ltd.	50,773,000	228,177
adidas AG	932,284	224,942
Meituan, Class B1	14,306,500	197,056
Jumbo SA	6,149,197	190,627
Compagnie Financière Richemont SA, Class A	1,289,616	178,460
BYD Co., Ltd., Class A1	2,977,992	89,269
BYD Co., Ltd., Class H	2,986,000	81,841
Titan Co., Ltd.	3,676,360	157,800
H World Group, Ltd. (ADR)	4,246,560	155,891

4	New World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Maruti Suzuki India, Ltd.	854,300	$130,670
Airbnb, Inc., Class A1	783,073	124,172
Evolution AB	1,085,047	120,713
Hilton Worldwide Holdings, Inc.	599,258	118,222
Shenzhou International Group Holdings, Ltd.	11,698,200	115,831
Ferrari NV (EUR denominated)	259,236	106,892
YUM! Brands, Inc.	743,902	105,076
Hermès International	40,523	97,422
Tesla, Inc.[1]	509,369	93,357
Industria de Diseño Textil, SA	1,626,378	73,868
Naspers, Ltd., Class N	355,489	68,032
Amadeus IT Group SA, Class A, non-registered shares	1,040,241	66,002
InterContinental Hotels Group PLC	658,803	64,192
Kering SA	175,139	60,441
China Tourism Group Duty Free Corp., Ltd., Class H5	6,712,640	59,254
Li Ning Co., Ltd.	21,484,000	56,583
Sands China, Ltd.[1]	20,438,600	48,420
Zhongsheng Group Holdings, Ltd.	25,212,750	46,161
NIKE, Inc., Class B	498,634	46,004
Suzuki Motor Corp.	3,868,400	45,004
Mahindra & Mahindra, Ltd.	1,701,841	43,762
Alibaba Group Holding, Ltd.	2,912,000	27,336
Alibaba Group Holding, Ltd. (ADR)	187,800	14,057
TVS Motor Co., Ltd.	1,659,017	40,825
Alsea, SAB de CV, Class A	8,814,782	36,925
Foschini Group, Ltd. (The)	6,696,441	35,248
Tube Investments of India, Ltd.	702,883	31,301
General Motors Co.	693,940	30,901
Stellantis NV	1,330,360	29,561
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,994,697	26,125
Booking Holdings, Inc.	6,660	22,990
Renault SA	462,500	22,811
Shangri-La Asia, Ltd.	32,362,000	22,622
Magazine Luiza SA1	79,181,101	20,738
Inchcape PLC	1,815,116	18,104
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	13,115
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	11,980
		6,271,368

Health care 10.71%
Novo Nordisk AS, Class B	9,375,246	1,204,864
Eli Lilly and Co.	977,376	763,428
Max Healthcare Institute, Ltd.[2]	52,921,713	530,218
AstraZeneca PLC	3,519,624	529,928
Thermo Fisher Scientific, Inc.	892,515	507,591
Abbott Laboratories	2,787,935	295,438
Laurus Labs, Ltd.[2]	35,030,409	188,041
BeiGene, Ltd. (ADR)[1]	1,155,057	177,810
BeiGene, Ltd.[1]	693,600	8,260
Jiangsu Hengrui Medicine Co., Ltd., Class A	27,993,446	178,510
EssilorLuxottica SA	800,424	171,175
Innovent Biologics, Inc.[1]	34,310,291	165,546
Rede D’Or Sao Luiz SA	30,452,589	152,480
Danaher Corp.	608,742	150,128
Hypera SA, ordinary nominative shares	16,646,484	94,636
WuXi AppTec Co., Ltd., Class H5	14,433,283	64,883
WuXi AppTec Co., Ltd., Class A	2,907,577	17,561
Revvity, Inc.	800,621	82,040
Mankind Pharma, Ltd.[1]	2,804,820	79,273
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,726,481	72,390
Aspen Pharmacare Holdings, Ltd.	4,850,773	57,809
OdontoPrev SA	24,789,972	57,050
Zoetis, Inc., Class A	353,400	56,275
Legend Biotech Corp. (ADR)[1]	1,284,073	56,165
Straumann Holding AG	392,136	52,378
Zai Lab, Ltd. (ADR)[1,5]	2,659,797	42,025
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,979,500	41,862
Align Technology, Inc.[1]	142,706	40,297

New World Fund	5

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Siemens Healthineers AG	643,000	$35,751
Shionogi & Co., Ltd.	712,600	33,306
Mettler-Toledo International, Inc.[1]	26,154	32,162
Alcon, Inc.	385,670	29,615
Illumina, Inc.[1]	240,328	29,572
Medtronic PLC	268,000	21,504
Asahi Intecc Co., Ltd.	1,330,200	19,548
Pfizer, Inc.	683,400	17,509
Angelalign Technology, Inc.[5]	1,530,000	15,270
Lupin, Ltd.[1]	514,725	10,152
WuXi Biologics (Cayman), Inc.[1]	4,766,000	8,220
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	3,358
CanSino Biologics, Inc., Class H1,5	832,000	1,897
		6,095,925

Communication services 7.95%
Tencent Holdings, Ltd.	23,150,540	1,017,833
Meta Platforms, Inc., Class A	1,832,243	788,176
Alphabet, Inc., Class C	2,472,573	407,084
Alphabet, Inc., Class A	1,864,165	303,449
Bharti Airtel, Ltd.	37,481,724	593,306
Bharti Airtel, Ltd., interim shares	1,085,032	12,164
NetEase, Inc.	12,996,500	243,185
NetEase, Inc. (ADR)	402,647	37,636
MTN Group, Ltd.[5]	56,583,909	270,022
Telkom Indonesia (Persero) Tbk PT, Class B	975,732,600	189,649
América Móvil, SAB de CV, Class B (ADR)	9,093,308	173,318
Telefónica, SA, non-registered shares	30,129,668	135,168
Netflix, Inc.[1]	175,417	96,592
Vodafone Group PLC	67,462,979	56,978
Singapore Telecommunications, Ltd.	31,724,000	54,994
Indus Towers, Ltd.[1]	9,060,141	38,186
Informa PLC	3,210,083	31,714
TIM SA	8,342,582	28,293
JCDecaux SE1	1,239,700	25,914
Vodafone Idea, Ltd.[1]	95,565,786	15,116
Saudi Telecom Co., non-registered shares	702,602	7,052
		4,525,829

Materials 6.80%
First Quantum Minerals, Ltd.[2]	45,674,103	579,946
Freeport-McMoRan, Inc.	10,940,184	546,353
Linde PLC	772,040	340,439
Vale SA, ordinary nominative shares	12,503,392	152,397
Vale SA (ADR), ordinary nominative shares	10,433,352	126,974
Shin-Etsu Chemical Co., Ltd.	4,844,800	188,907
APL Apollo Tubes, Ltd.	9,211,316	171,886
Barrick Gold Corp.	9,700,214	161,412
Jindal Steel & Power, Ltd.	13,068,837	144,980
Sika AG	490,056	139,145
Albemarle Corp.[5]	1,064,809	128,107
Amcor PLC (CDI)	14,241,464	127,158
Glencore PLC	19,931,263	116,075
Southern Copper Corp.	809,517	94,446
Givaudan SA	21,422	91,563
Gerdau SA (ADR)	24,494,743	85,242
Asian Paints, Ltd.	2,390,786	82,397
Tata Steel, Ltd.	40,000,000	78,609
Nutrien, Ltd. (CAD denominated)	1,054,733	55,615
Grupo México, SAB de CV, Series B	8,725,300	53,913
Wacker Chemie AG	477,164	51,221
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	5,912,576	46,768
Loma Negra Compania Industrial Argentina SA (ADR)[2]	6,442,242	45,998
Arkema SA	373,575	38,544
Shandong Sinocera Functional Material Co., Ltd., Class A	13,621,850	36,456
Fresnillo PLC	4,590,946	31,898
BASF SE	534,774	28,053
DSM-Firmenich AG	249,156	27,895

6	New World Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Akzo Nobel NV	392,741	$25,970
Antofagasta PLC	780,109	21,449
Zijin Mining Group Co., Ltd., Class H1	8,096,000	17,768
OCI NV	564,000	15,230
Anhui Conch Cement Co., Ltd., Class H	4,706,000	10,912
Polymetal International PLC[1]	1,096,500	3,871
Alrosa PJSC[3]	15,128,747	—	[4]
		3,867,597

Consumer staples 6.74%
Kweichow Moutai Co., Ltd., Class A	2,340,901	550,789
ITC, Ltd.	77,325,738	403,279
Nestlé SA	2,926,244	293,529
Varun Beverages, Ltd.	14,988,215	265,378
Arca Continental, SAB de CV	18,852,228	183,914
Ajinomoto Co., Inc.	4,764,500	176,733
Monster Beverage Corp.[1]	3,016,664	161,241
Bunge Global SA	1,573,000	160,068
Constellation Brands, Inc., Class A	555,668	140,840
JBS SA	28,083,188	126,771
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates[5]	57,079,083	118,818
Avenue Supermarts, Ltd.[1]	2,143,064	118,234
Carlsberg A/S, Class B	827,838	111,610
Kao Corp.	2,560,460	105,696
KT&G Corp.	1,531,012	98,701
Budweiser Brewing Co., APAC, Ltd.	70,052,800	98,690
Anheuser-Busch InBev SA/NV	1,562,971	93,589
British American Tobacco PLC	2,689,747	78,833
Pernod Ricard SA	500,893	75,637
DINO POLSKA SA, non-registered shares[1,5]	684,000	65,630
United Spirits, Ltd.	4,325,033	60,953
Uni-Charm Corp.	1,848,100	54,962
Philip Morris International, Inc.	488,890	46,415
L’Oréal SA, non-registered shares	93,065	43,473
WH Group, Ltd.	49,409,500	35,868
Mondelez International, Inc., Class A	489,027	35,180
Dabur India, Ltd.	5,306,400	32,267
Danone SA	511,049	31,958
Foshan Haitian Flavouring and Food Co., Ltd., Class A	5,485,426	29,707
Wuliangye Yibin Co., Ltd., Class A	787,086	16,263
JD Health International, Inc.[1]	3,232,850	11,031
Reckitt Benckiser Group PLC	188,372	10,508
		3,836,565

Energy 2.69%
TotalEnergies SE	6,682,063	485,336
Reliance Industries, Ltd.	10,193,574	356,979
New Fortress Energy, Inc., Class A5	4,586,254	120,160
Exxon Mobil Corp.	931,511	110,170
Schlumberger NV	1,883,432	89,425
Chevron Corp.	547,795	88,343
Cheniere Energy, Inc.	501,000	79,068
Saudi Arabian Oil Co.[5]	9,241,992	74,193
Vista Energy, SAB de CV, Class A (ADR)[1]	1,103,775	47,628
Shell PLC (GBP denominated)	1,007,159	35,892
Borr Drilling, Ltd. (NOK denominated)	2,650,522	14,046
Borr Drilling, Ltd.[1,5]	2,575,779	13,651
INPEX Corp.	711,500	10,671
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	5,850
Gazprom PJSC[1,3]	13,623,686	—	[4]
Rosneft Oil Co. PJSC[3]	8,335,580	—	[4]
		1,531,412

Real estate 1.68%
Macrotech Developers, Ltd.	34,105,761	503,852
Fibra Uno Administración REIT, SA de CV	77,884,325	111,797
China Resources Mixc Lifestyle Services, Ltd.	29,153,200	103,358
KE Holdings, Inc., Class A (ADR)	5,753,581	86,994

New World Fund	7

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
CK Asset Holdings, Ltd.	15,623,500	$66,686
Longfor Group Holdings, Ltd.[5]	18,631,936	27,969
ALLOS SA, ordinary nominative shares	6,662,013	26,789
American Tower Corp. REIT	156,000	26,763
Ayala Land, Inc.	3,349,200	1,661
		955,869

Utilities 1.05%
ENN Energy Holdings, Ltd.	28,673,195	246,713
Equatorial Energia SA, ordinary nominative shares	30,678,119	180,727
Engie SA	4,370,343	75,895
Power Grid Corporation of India, Ltd.	19,504,644	70,591
AES Corp.	1,335,919	23,913
		597,839

Total common stocks (cost: $37,578,122,000)		52,089,458

Preferred securities 0.75%
Financials 0.30%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	23,453,707	141,895
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	30,165
		172,060

Consumer discretionary 0.20%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	1,217,343	108,461
Getir BV, Series D, preferred shares[1,3,6]	103,205	4,660
		113,121

Real estate 0.14%
QuintoAndar, Ltd., Series E, preference shares[1,3,6]	433,164	63,407
QuintoAndar, Ltd., Series E-1, preference shares[1,3,6]	113,966	16,682
		80,089

Information technology 0.11%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,346,455	63,100
Canva, Inc., Series A, noncumulative preferred shares[1,3,6]	925	987
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,6]	38	41
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,6]	3	3
Canva, Inc., Series A-5, noncumulative preferred shares[1,3,6]	2	2
		64,133

Total preferred securities (cost: $484,295,000)		429,403

Rights & warrants 0.05%
Consumer discretionary 0.03%
Midea Group Co., Ltd., warrants, expire 3/19/2025[1,7]	1,934,670	18,624

Industrials 0.02%
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[1,7]	6,638,000	11,503

Total rights & warrants (cost: $28,223,000)		30,127

Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,800	5,092

Total convertible stocks (cost: $4,651,000)		5,092

8	New World Fund

Bonds, notes & other debt instruments 3.52%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	USD	7,900	$6,956
Angola (Republic of) 8.00% 11/26/2029[7]		13,202	12,051
Angola (Republic of) 8.75% 4/14/2032[7]		6,950	6,304
Argentine Republic 1.00% 7/9/2029		3,656	2,160
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[8]		32,148	14,829
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[8]		10,333	5,291
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]		35,816	15,729
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL	87,400	16,766
Brazil (Federative Republic of) 10.00% 1/1/2027		147,000	27,700
Brazil (Federative Republic of) 6.00% 5/15/2027[9]		457,803	87,685
Brazil (Federative Republic of) 10.00% 1/1/2029		148,700	27,255
Brazil (Federative Republic of) 10.00% 1/1/2031		221,400	39,500
Brazil (Federative Republic of) 10.00% 1/1/2033		230,890	40,570
Brazil (Federative Republic of) 6.00% 8/15/2050[9]		25,576	4,803
Chile (Republic of) 6.00% 4/1/2033	CLP	6,140,000	6,401
Chile (Republic of) 5.30% 11/1/2037		7,520,000	7,504
Chile (Republic of) 3.10% 5/7/2041	USD	9,265	6,515
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY	456,940	65,526
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		407,410	67,697
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		162,200	24,474
Colombia (Republic of) 3.00% 1/30/2030	USD	511	411
Colombia (Republic of) 3.25% 4/22/2032		11,800	8,903
Colombia (Republic of) 5.625% 2/26/2044		2,209	1,666
Colombia (Republic of) 5.00% 6/15/2045		7,251	5,024
Colombia (Republic of) 5.20% 5/15/2049		3,955	2,736
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	26,634,000	5,733
Colombia (Republic of), Series B, 13.25% 2/9/2033		96,648,900	28,270
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]		130,200	10,251
Colombia (Republic of), Series B, 9.25% 5/28/2042		65,483,300	14,285
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	1,890	1,687
Czech Republic 1.95% 7/30/2037	CZK	300,160	9,666
Dominican Republic 8.625% 4/20/2027[7]	USD	4,950	5,109
Dominican Republic 6.00% 7/19/2028[7]		4,360	4,272
Dominican Republic 11.375% 7/6/2029	DOP	195,700	3,601
Dominican Republic 4.50% 1/30/2030[7]	USD	2,307	2,069
Dominican Republic 13.625% 2/3/2033	DOP	126,550	2,585
Dominican Republic 6.00% 2/22/2033[7]	USD	3,295	3,124
Dominican Republic 11.25% 9/15/2035	DOP	146,650	2,649
Dominican Republic 5.875% 1/30/2060[7]	USD	10,273	8,399
Dominican Republic 5.875% 1/30/2060		18,230	14,904
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR	1,615	1,380
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD	2,350	1,838
Egypt (Arab Republic of) 7.625% 5/29/2032[7]		7,060	5,872
Egypt (Arab Republic of) 7.625% 5/29/2032		2,000	1,664
Egypt (Arab Republic of) 8.50% 1/31/2047		5,010	3,837
Egypt (Arab Republic of) 8.875% 5/29/2050		2,720	2,146
Egypt (Arab Republic of) 8.75% 9/30/2051		7,240	5,624
Egypt (Arab Republic of) 8.15% 11/20/2059[7]		7,510	5,473
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[10]		6,800	4,816
Gabonese Republic 7.00% 11/24/2031		7,500	5,926
Georgia (Republic of) 2.75% 4/22/2026[7]		4,995	4,626
Ghana (Republic of) 7.75% 4/7/2029[7,10]		15,000	7,324
Ghana (Republic of) 8.125% 3/26/2032[10]		16,010	7,797
Honduras (Republic of) 6.25% 1/19/2027		14,463	13,749
Honduras (Republic of) 5.625% 6/24/2030		6,669	5,732
Honduras (Republic of) 5.625% 6/24/2030[7]		5,600	4,813
Hungary (Republic of) 6.25% 9/22/2032[7]		6,200	6,264
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF	8,000,000	21,447
India (Republic of) 7.32% 11/13/2030	INR	640,000	7,717
India (Republic of) 6.54% 1/17/2032		1,280,000	14,766
India (Republic of) 7.18% 7/24/2037		720,000	8,582
Indonesia (Republic of) 6.625% 2/17/2037	USD	8,612	9,396
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR	803,649,000	48,084
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		200,000,000	12,179
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		418,880,000	25,725
Indonesia (Republic of), Series 100, 6.625%, 2/15/2034		625,845,000	36,881
Indonesia (Republic of), Series 98, 7.125% 6/15/2038		500,000,000	30,578

New World Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR	153,500	$1,748
International Bank for Reconstruction and Development 6.75% 7/13/2029		446,600	5,237
Kenya (Republic of) 6.875% 6/24/2024[7]	USD	205	205
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR	49,000	10,346
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029		32,000	6,735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034		66,000	13,595
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		126,039	28,586
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		33,761	6,746
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049		16,166	3,581
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		77,400	15,687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		15,534	3,814
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	14,500	14,620
Mongolia (State of) 3.50% 7/7/2027		728	649
Mongolia (State of) 8.65% 1/19/2028[7]		4,951	5,109
Mongolia (State of) 4.45% 7/7/2031		400	332
Morocco (Kingdom of) 5.95% 3/8/2028[7]		4,231	4,208
Mozambique (Republic of) 9.00% 9/15/2031		9,800	8,264
Nigeria (Republic of) 7.875% 2/16/2032		13,200	11,586
Oman (Sultanate of) 5.625% 1/17/2028		7,200	7,099
Oman (Sultanate of) 6.25% 1/25/2031[7]		4,189	4,237
Panama (Republic of) 3.75% 4/17/2026		4,590	4,335
Panama (Republic of) 6.875% 1/31/2036		8,200	7,742
Panama (Republic of) 4.50% 4/16/2050		4,525	2,915
Panama (Republic of) 4.30% 4/29/2053		6,400	3,953
Panama (Republic of) 6.853% 3/28/2054		9,000	7,858
Panama (Republic of) 4.50% 1/19/2063		2,430	1,490
Paraguay (Republic of) 4.70% 3/27/2027		5,500	5,299
Paraguay (Republic of) 4.95% 4/28/2031		3,415	3,212
Peru (Republic of) 3.00% 1/15/2034		5,715	4,491
Peru (Republic of) 6.55% 3/14/2037		10,417	10,804
Peru (Republic of) 5.625% 11/18/2050		1,240	1,155
Peru (Republic of) 3.55% 3/10/2051		4,900	3,296
Peru (Republic of) 2.78% 12/1/2060		10,795	5,706
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]		3,400	3,054
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]		3,400	2,833
Philippines (Republic of) 3.95% 1/20/2040		11,700	9,560
Poland (Republic of) 4.875% 10/4/2033		8,680	8,293
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN	169,700	39,411
Poland (Republic of), Series 1033, 6.00% 10/25/2033		148,000	37,216
Qatar (State of) 4.50% 4/23/2028[7]	USD	13,400	13,160
Qatar (State of) 3.75% 4/16/2030[7]		6,200	5,795
Romania 2.00% 1/28/2032	EUR	18,275	15,311
Romania 2.00% 4/14/2033		7,080	5,703
Romania 6.375% 1/30/2034[7]	USD	7,448	7,297
Romania 5.125% 6/15/2048[7]		9,300	7,592
Saudi Arabia (Kingdom of) 5.00% 1/16/2034		11,700	11,280
Saudi Arabia (Kingdom of) 5.75% 1/16/2054		29,200	27,375
Senegal (Republic of) 4.75% 3/13/2028	EUR	13,200	12,929
Senegal (Republic of) 5.375% 6/8/2037		715	567
South Africa (Republic of) 5.875% 4/20/2032	USD	8,700	7,754
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR	881,900	37,638
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		188,190	8,323
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		859,200	36,790
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		397,400	15,781
Thailand (Kingdom of) 2.875% 12/17/2028	THB	238,300	6,506
Thailand (Kingdom of) 3.45% 6/17/2043		286,200	7,884
Turkey (Republic of) 12.60% 10/1/2025	TRY	659,300	14,525
Turkey (Republic of) 17.30% 7/19/2028		707,500	16,690
Turkey (Republic of) 5.875% 6/26/2031	USD	12,630	11,493
Ukraine 8.994% 2/1/2026[10]		5,771	1,854
Ukraine 7.75% 9/1/2029[10]		28,014	7,993
Ukraine 9.75% 11/1/2030[10]		6,200	1,909
Ukraine 7.375% 9/25/2034[10]		29,200	7,323
United Mexican States 3.75% 4/19/2071		10,285	6,130
United Mexican States, Series M20, 8.50% 5/31/2029	MXN	526,654	28,861
United Mexican States, Series M, 7.75% 5/29/2031		1,575,849	81,573
United Mexican States, Series M, 7.50% 5/26/2033		980,300	48,836

10	New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 7.75% 11/23/2034	MXN	274,000	$13,703
United Mexican States, Series M30, 8.50% 11/18/2038		369,000	19,104
United Mexican States, Series MTN, 4.75% 3/8/2044	USD	13,300	10,548
United Mexican States, Series M, 8.00% 7/31/2053	MXN	213,721	10,124
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	USD	2,827	521
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]		3,175	629
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]		870	135
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]		14,640	2,524
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]		12,912	2,099
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]		12,757	2,517
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]		1,448	249
			1,757,328

Corporate bonds, notes & loans 0.43%
Utilities 0.08%
Aegea Finance SARL 9.00% 1/20/2031[7]		5,210	5,456
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]		3,422	2,881
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]		2,062	1,760
Empresas Publicas de Medellin ESP 4.25% 7/18/2029		445	380
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]		3,679	2,998
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		8,000	7,895
Greenko Dutch BV 3.85% 3/29/2026[7]		4,683	4,378
State Grid Europe Development (2014) PLC 3.125% 4/7/2025		22,995	22,477
			48,225

Communication services 0.06%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	225,000	12,753
América Móvil, SAB de CV 9.50% 1/27/2031		129,800	7,085
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD	4,446	2,805
PLDT, Inc. 2.50% 1/23/2031		2,590	2,126
Tencent Holdings, Ltd. 3.975% 4/11/2029		6,300	5,888
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]		7,100	4,555
			35,212

Financials 0.06%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		7,517	6,549
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]		5,200	5,372
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		7,385	6,318
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		8,300	7,690
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]		9,000	9,208
			35,137

Materials 0.06%
Braskem Idesa SAPI 7.45% 11/15/2029		8,100	6,403
Braskem Idesa SAPI 7.45% 11/15/2029[7]		3,564	2,817
Braskem Idesa SAPI 6.99% 2/20/2032[7]		4,000	3,007
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]		6,038	6,142
CSN Resources SA 8.875% 12/5/2030[7]		6,200	6,221
Sasol Financing USA, LLC 5.50% 3/18/2031		9,400	7,821
			32,411

Energy 0.05%
Oleoducto Central SA 4.00% 7/14/2027[7]		3,450	3,196
Petrobras Global Finance BV 6.85% 6/5/2115		4,340	3,773
Petroleos Mexicanos 6.875% 8/4/2026		8,024	7,793
Petroleos Mexicanos 6.49% 1/23/2027		6,488	6,089
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		2,068	1,806
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]		8,300	5,590
			28,247

New World Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		USD	5,926	$4,793
Alibaba Group Holding, Ltd. 3.15% 2/9/2051			7,800	4,887
Arcos Dorados BV 6.125% 5/27/2029			2,067	2,034
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]			5,700	5,584
MercadoLibre, Inc. 3.125% 1/14/2031			8,275	6,794
Sands China, Ltd. 4.625% 6/18/2030			2,675	2,410
				26,502

Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]			4,520	3,607
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]			5,465	5,406
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]			1,303	1,260
Mexico City Airport Trust 4.25% 10/31/2026			6,200	5,975
				16,248

Consumer staples 0.03%
MARB BondCo PLC 3.95% 1/29/2031[7]			7,700	6,183
MARB BondCo PLC 3.95% 1/29/2031			4,300	3,453
NBM US Holdings, Inc. 6.625% 8/6/2029[6]			6,150	6,013
				15,649

Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028			702	660
Rede D’Or Finance SARL 4.50% 1/22/2030			6,323	5,563
				6,223

Total corporate bonds, notes & loans				243,854

Total bonds, notes & other debt instruments (cost: $2,163,547,000)				2,001,182

Short-term securities 4.89%			Shares
Money market investments 4.61%
Capital Group Central Cash Fund 5.37%[2,11]			26,221,321	2,622,131

Money market investments purchased with collateral from securities on loan 0.23%
Capital Group Central Cash Fund 5.37%[2,11,12]			675,267	67,527
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[11,12]			11,013,823	11,013
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.18%[11,12]			8,000,000	8,000
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[11,12]			8,000,000	8,000
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[11,12]			8,000,000	8,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[11,12]			8,000,000	8,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[11,12]			8,000,000	8,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[11,12]			8,000,000	8,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[11,12]			8,000,000	8,000
				134,540

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP	800,000	13,668
Nigeria (Republic of) 2/11/2025	18.000	NGN	1,403,815	867
Nigeria (Republic of) 2/20/2025	17.782		1,871,755	1,156
Nigeria (Republic of) 2/25/2025	18.036		5,700,647	3,510

12	New World Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN	6,400,320	$3,918
Nigeria (Republic of) 3/13/2025	17.900		2,495,670	1,521
Nigeria (Republic of) 3/27/2025	18.586		3,638,793	2,197
				26,837

Total short-term securities (cost: $2,783,185,000)				2,783,508
Total investment securities 100.75% (cost: $43,042,023,000)				57,338,770
Other assets less liabilities (0.75)%				(426,390)

Net assets 100.00%				$56,912,380

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	670	7/3/2024	USD135,780	$(1,345)
10 Year Euro-Bund Futures	Short	158	6/10/2024	(21,934)	384
30 Year Ultra U.S. Treasury Bond Futures	Long	68	6/28/2024	8,130	(443)
					$(1,404)

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased		Currency sold			Settlement	at 4/30/2024
(000)		(000)		Counterparty	date	(000)
TRY	489,000	USD	14,637	Citibank	5/17/2024	$206
USD	36,219	EUR	33,989	Morgan Stanley	5/20/2024	(85)
USD	7,927	ZAR	151,200	JPMorgan Chase	5/20/2024	(93)
CZK	325,600	USD	13,718	Barclays Bank PLC	5/22/2024	97
HUF	7,800,000	USD	21,066	Goldman Sachs	6/6/2024	158
USD	86,646	MYR	413,059	Standard Chartered Bank	6/7/2024	257
CZK	292,740	USD	12,947	Barclays Bank PLC	6/10/2024	(525)
TRY	334,000	USD	8,487	Barclays Bank PLC	9/23/2024	293
						$308

Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Common stocks 3.07%
Financials 0.71%
PB Fintech, Ltd.[1]	$14,916	$282,319	$—	$—	$105,311	$402,546	$—
Health care 1.26%
Max Healthcare Institute, Ltd.	441,843	110,385	199,418	39,177	138,231	530,218	—
Laurus Labs, Ltd.	141,536	11,392	—	—	35,113	188,041	156
						718,259

New World Fund	13

Investments in affiliates2 (continued)

	Value at 11/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Materials 1.10%
First Quantum Minerals, Ltd.	$220,855	$247,571		$—	$—	$111,520	$579,946	$—
Loma Negra Compania Industrial Argentina SA (ADR)	36,721	—		—	—	9,277	45,998	2,584
							625,944
Total common stocks							1,746,749
Short-term securities 4.73%
Money market investments 4.61%
Capital Group Central Cash Fund 5.37%[11]	2,598,930	5,568,203		5,545,158	227	(71)	2,622,131	72,615
Money market investments purchased with collateral from securities on loan 0.12%
Capital Group Central Cash Fund 5.37%[11,12]	43,724	23,803	[13]				67,527	—	[14]
Total short-term securities							2,689,658
Total 7.80%					$39,404	$399,381	$4,436,407	$75,355

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,3]	5/26/2021	$69,742	$63,407	.11%
QuintoAndar, Ltd., Series E-1, preference shares[1,3]	12/20/2021	23,284	16,682	.03
Canva, Inc.[1,3]	8/26/2021-11/4/2021	18,022	11,277	.02
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	1,577	987	.00	[15]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	65	41	.00	[15]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	5	3	.00	[15]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	3	2	.00	[15]
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,959	6,013	.01
Getir BV, Series D, preferred shares[1,3]	5/27/2021	46,500	4,660	.01
Total		$165,157	$103,072	.18%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $343,264,000, which represented .60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $103,072,000, which represented .18% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $252,213,000, which represented .44% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 4/30/2024.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[15]	Amount less than .01%.

14	New World Fund

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EGP = Egyptian pounds

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

TRY = Turkish lira

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

New World Fund	15

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2024	(dollars in thousands)

Assets:
Investment securities, at value (includes $343,264 of investment securities on loan):
Unaffiliated issuers (cost: $39,041,843)	$52,902,363
Affiliated issuers (cost: $4,000,180)	4,436,407	$57,338,770
Cash		19,024
Cash collateral pledged for futures contracts		1,752
Cash collateral pledged for forward currency contracts		230
Cash denominated in currencies other than U.S. dollars (cost: $133,299)		133,171
Unrealized appreciation on open forward currency contracts		1,011
Receivables for:
Sales of investments	150,602
Sales of fund’s shares	57,304
Dividends and interest	114,115
Securities lending income	9
Variation margin on futures contracts	130	322,160
		57,816,118
Liabilities:
Collateral for securities on loan		134,540
Unrealized depreciation on open forward currency contracts		703
Payables for:
Purchases of investments	414,599
Repurchases of fund’s shares	47,790
Investment advisory services	23,554
Services provided by related parties	5,626
Directors’ deferred compensation	3,409
Variation margin on futures contracts	348
Non-U.S. taxes	272,266
Other	903	768,495
Net assets at April 30, 2024		$56,912,380

Net assets consist of:
Capital paid in on shares of capital stock		$41,983,980
Total distributable earnings (accumulated loss)		14,928,400
Net assets at April 30, 2024		$56,912,380

Refer to the notes to financial statements.

16	New World Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (734,990 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$12,864,672	165,864		$77.56
Class C	296,379	4,012		73.88
Class T	14	—	*	77.38
Class F-1	869,150	11,284		77.03
Class F-2	16,960,624	219,267		77.35
Class F-3	7,778,410	100,193		77.63
Class 529-A	916,952	11,948		76.75
Class 529-C	19,348	261		74.06
Class 529-E	31,233	411		76.07
Class 529-T	16	—	*	77.38
Class 529-F-1	11	—	*	76.47
Class 529-F-2	132,110	1,705		77.47
Class 529-F-3	12	—	*	77.28
Class R-1	22,713	307		73.93
Class R-2	253,728	3,431		73.96
Class R-2E	39,211	516		76.04
Class R-3	492,616	6,468		76.17
Class R-4	780,698	10,135		77.03
Class R-5E	105,414	1,375		76.64
Class R-5	296,471	3,808		77.85
Class R-6	15,052,598	194,005		77.59

*	Amount less than one thousand.

Refer to the notes to financial statements.

New World Fund	17

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36,914; also includes $75,355 from affiliates)	$504,768
Interest from unaffiliated issuers (net of non-U.S. taxes of $534)	77,056
Securities lending income (net of fees)	1,101	$582,925
Fees and expenses*:
Investment advisory services	137,405
Distribution services	22,502
Transfer agent services	22,975
Administrative services	8,071
529 plan services	310
Reports to shareholders	1,299
Registration statement and prospectus	633
Directors’ compensation	631
Auditing and legal	73
Custodian	4,222
State and local taxes	1
Other	547	198,669
Net investment income		384,256

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $73,668):
Unaffiliated issuers	868,454
Affiliated issuers	39,404
Futures contracts	(786)
Forward currency contracts	2,311
Currency transactions	(2,567)	906,816
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $263,994):
Unaffiliated issuers	6,144,248
Affiliated issuers	399,381
Futures contracts	(3,839)
Forward currency contracts	(1,490)
Currency translations	(1,453)	6,536,847
Net realized gain (loss) and unrealized appreciation (depreciation)		7,443,663

Net increase (decrease) in net assets resulting from operations		$7,827,919

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

18	New World Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$384,256	$694,417
Net realized gain (loss)	906,816	1,260,895
Net unrealized appreciation (depreciation)	6,536,847	2,678,806
Net increase (decrease) in net assets resulting from operations	7,827,919	4,634,118

Distributions paid to shareholders	(1,413,453)	(516,454)

Net capital share transactions	2,763,124	72,023

Total increase (decrease) in net assets	9,177,590	4,189,687

Net assets:
Beginning of period	47,734,790	43,545,103
End of period	$56,912,380	$47,734,790

*	Unaudited.

Refer to the notes to financial statements.

New World Fund	19

Notes to financial statements	unaudited

1. Organization

New World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term capital appreciation. Shareholders approved a proposal to reorganize the fund into a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

20	New World Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the

New World Fund	21

security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$2,365,821	$6,835,097	—	*	$9,200,918
Information technology	3,873,582	4,483,639	11,277		8,368,498
Industrials	1,835,812	5,001,826	—		6,837,638
Consumer discretionary	2,096,967	4,174,401	—		6,271,368
Health care	2,617,972	3,477,953	—		6,095,925
Communication services	1,834,548	2,691,281	—		4,525,829
Materials	2,421,481	1,446,116	—	*	3,867,597
Consumer staples	973,247	2,863,318	—		3,836,565
Energy	554,295	977,117	—	*	1,531,412
Real estate	252,343	703,526	—		955,869
Utilities	204,640	393,199	—		597,839
Preferred securities	172,060	171,561	85,782		429,403
Rights & warrants	—	30,127	—		30,127
Convertible stocks	5,092	—	—		5,092
Bonds, notes & other debt instruments	—	2,001,182	—		2,001,182
Short-term securities	2,756,671	26,837	—		2,783,508
Total	$21,964,531	$35,277,180	$97,059		$57,338,770

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$384	$—	$—		$384
Unrealized appreciation on open forward currency contracts	—	1,011	—		1,011
Liabilities:
Unrealized depreciation on futures contracts	(1,788)	—	—		(1,788)
Unrealized depreciation on open forward currency contracts	—	(703)	—		(703)
Total	$(1,404)	$308	$—		$(1,096)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

22	New World Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets.

New World Fund	23

Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

24	New World Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2024, the total value of securities on loan was $343,264,000, and the total value of collateral received was $365,603,000. Collateral received includes cash of $134,540,000 and U.S. government securities of $231,063,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $354,019,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $213,970,000.

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The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, April 30, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$384	Unrealized depreciation*	$1,788
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,011	Unrealized depreciation on open forward currency contracts	703
			$1,395		$2,491

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(786)	Net unrealized appreciation (depreciation) on futures contracts	$(3,839)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	2,311	Net unrealized appreciation (depreciation) on forward currency contracts	(1,490)
			$1,525		$(5,329)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts and forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

26	New World Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2024, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$390	$(390)	$—	$—	$—
Citibank	206	—	—	—	206
Goldman Sachs	158	—	—	(158)	—
Standard Chartered Bank	257	—	—	—	257
Total	$1,011	$(390)	$—	$(158)	$463
Liabilities:
Barclays Bank PLC	$525	$(390)	$—	$(135)	$—
JPMorgan Chase	93	—	—	(20)	73
Morgan Stanley	85	—	—	(40)	45
Total	$703	$(390)	$—	$(195)	$118

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$671,466
Undistributed long-term capital gains	637,185

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As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$16,598,437
Gross unrealized depreciation on investments	(2,508,407)
Net unrealized appreciation (depreciation) on investments	14,090,030
Cost of investments	43,247,644

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2024						Year ended October 31, 2023
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$155,865		$153,467		$309,332		$104,575		$—	$104,575
Class C	1,498		3,975		5,473		52		—	52
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	11,113		10,844		21,957		7,789		—	7,789
Class F-2	249,174		195,534		444,708		175,025		—	175,025
Class F-3	123,391		90,678		214,069		86,351		—	86,351
Class 529-A	11,029		11,056		22,085		7,437		—	7,437
Class 529-C	72		264		336		—		—	—
Class 529-E	324		387		711		199		—	199
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-2	1,928		1,508		3,436		1,318		—	1,318
Class 529-F-3	—	*	—	*	—	*	—	*	—	—	*
Class R-1	148		288		436		54		—	54
Class R-2	1,640		3,191		4,831		443		—	443
Class R-2E	349		456		805		145		—	145
Class R-3	5,087		5,911		10,998		2,737		—	2,737
Class R-4	9,772		9,062		18,834		6,910		—	6,910
Class R-5E	1,507		1,213		2,720		948		—	948
Class R-5	4,872		3,692		8,564		3,412		—	3,412
Class R-6	198,477		145,681		344,158		119,059		—	119,059
Total	$776,246		$637,207		$1,413,453		$516,454		$—	$516,454

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.474% on such assets in excess of $55 billion. For the six months ended April 30, 2024, the investment advisory services fees were $137,405,000, which were equivalent to an annualized rate of 0.511% of average daily net assets.

28	New World Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $310,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

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For the six months ended April 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$15,416	$10,962		$1,899		Not applicable
Class C	1,520	267		46		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,084	636		131		Not applicable
Class F-2	Not applicable	8,710		2,444		Not applicable
Class F-3	Not applicable	72		1,143		Not applicable
Class 529-A	1,006	734		135		$259
Class 529-C	99	17		3		6
Class 529-E	76	12		5		9
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	37		19		36
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	111	12		3		Not applicable
Class R-2	937	437		37		Not applicable
Class R-2E	114	39		6		Not applicable
Class R-3	1,193	365		72		Not applicable
Class R-4	946	387		114		Not applicable
Class R-5E	Not applicable	78		15		Not applicable
Class R-5	Not applicable	83		46		Not applicable
Class R-6	Not applicable	127		1,953		Not applicable
Total class-specific expenses	$22,502	$22,975		$8,071		$310

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $631,000 in the fund’s statement of operations reflects $119,000 in current fees (either paid in cash or deferred) and a net increase of $512,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $261,283,000 and $467,992,000, respectively, which generated $48,976,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

30	New World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended April 30, 2024.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$303,266	4,018	$304,076		4,131		$(898,836)	(11,919)	$(291,494)	(3,770)
Class C	14,965	208	5,456		78		(56,084)	(780)	(35,663)	(494)
Class T	—	—	—		—		—	—	—	—
Class F-1	60,199	806	21,533		295		(149,100)	(1,996)	(67,368)	(895)
Class F-2	1,803,020	23,959	432,550		5,898		(1,831,893)	(24,386)	403,677	5,471
Class F-3	790,377	10,494	208,841		2,838		(950,422)	(12,557)	48,796	775
Class 529-A	34,151	459	22,074		303		(75,256)	(1,011)	(19,031)	(249)
Class 529-C	1,926	27	335		4		(5,695)	(79)	(3,434)	(48)
Class 529-E	849	12	709		10		(2,931)	(40)	(1,373)	(18)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	12,035	160	3,436		47		(11,598)	(154)	3,873	53
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,917	27	434		6		(3,213)	(45)	(862)	(12)
Class R-2	19,318	268	4,827		69		(29,501)	(408)	(5,356)	(71)
Class R-2E	5,405	73	805		11		(5,258)	(70)	952	14
Class R-3	47,551	640	10,949		151		(62,160)	(838)	(3,660)	(47)
Class R-4	84,477	1,129	18,847		258		(89,173)	(1,186)	14,151	201
Class R-5E	14,825	199	2,719		36		(14,931)	(201)	2,613	34
Class R-5	32,096	423	8,530		116		(58,979)	(774)	(18,353)	(235)
Class R-6	3,578,727	47,350	343,204		4,667		(1,186,275)	(15,392)	2,735,656	36,625
Total net increase (decrease)	$6,805,104	90,252	$1,389,325		18,918		$(5,431,305)	(71,836)	$2,763,124	37,334

Refer to the end of the table for footnotes.

New World Fund	31

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$631,333	8,926	$102,574		1,538		$(1,519,189)	(21,687)	$(785,282)	(11,223)
Class C	31,222	465	52		1		(108,462)	(1,614)	(77,188)	(1,148)
Class T	—	—	—		—		—	—	—	—
Class F-1	152,688	2,183	7,654		116		(272,474)	(3,873)	(112,132)	(1,574)
Class F-2	3,845,710	54,513	170,371		2,565		(5,071,724)	(73,006)	(1,055,643)	(15,928)
Class F-3	2,161,759	31,362	84,079		1,262		(1,659,464)	(23,575)	586,374	9,049
Class 529-A	64,013	914	7,435		112		(131,886)	(1,871)	(60,438)	(845)
Class 529-C	4,192	62	—		—		(11,646)	(173)	(7,454)	(111)
Class 529-E	2,096	30	199		3		(5,083)	(72)	(2,788)	(39)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	20,298	288	1,318		20		(22,025)	(309)	(409)	(1)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	3,028	44	53		1		(4,706)	(69)	(1,625)	(24)
Class R-2	43,960	652	443		7		(62,502)	(929)	(18,099)	(270)
Class R-2E	10,168	146	145		2		(7,184)	(105)	3,129	43
Class R-3	92,088	1,320	2,720		41		(113,835)	(1,642)	(19,027)	(281)
Class R-4	132,199	1,876	6,909		104		(203,059)	(2,886)	(63,951)	(906)
Class R-5E	30,437	440	948		15		(21,427)	(306)	9,958	149
Class R-5	77,282	1,087	3,398		51		(76,953)	(1,076)	3,727	62
Class R-6	2,593,043	36,396	118,331		1,776		(1,038,503)	(14,728)	1,672,871	23,444
Total net increase (decrease)	$9,895,516	140,704	$506,629		7,614		$(10,330,122)	(147,921)	$72,023	397

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $12,874,918,000 and $10,983,348,000, respectively, during the six months ended April 30, 2024.

32	New World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[5,6]	$68.46	$.44	$10.50	$10.94	$(.93)	$(.91)	$(1.84)	$77.56	16.12%[7]		$12,865		.98%[8]		.98%[8]		1.17%[8]
10/31/2023	62.50	.83	5.72	6.55	(.59)	—	(.59)	68.46	10.50		11,612		1.00		1.00		1.17
10/31/2022	93.89	.69	(26.15)	(25.46)	(.37)	(5.56)	(5.93)	62.50	(28.73)		11,303		.96		.96		.93
10/31/2021	73.88	.38	19.72	20.10	(.09)	—	(.09)	93.89	27.20		17,043		.96		.96		.42
10/31/2020	69.13	.27	7.06	7.33	(.74)	(1.84)	(2.58)	73.88	10.78		13,341		1.00		1.00		.40
10/31/2019	59.37	.69	10.36	11.05	(.58)	(.71)	(1.29)	69.13	19.15		12,964		1.02		1.02		1.07
Class C:
4/30/2024[5,6]	64.99	.15	9.99	10.14	(.34)	(.91)	(1.25)	73.88	15.71	[7]	296		1.74	[8]	1.74	[8]	.41	[8]
10/31/2023	59.27	.28	5.45	5.73	(.01)	—	(.01)	64.99	9.67		293		1.75		1.75		.41
10/31/2022	89.61	.11	(24.89)	(24.78)	—	(5.56)	(5.56)	59.27	(29.28)		335		1.72		1.72		.15
10/31/2021	70.96	(.29)	18.94	18.65	—	—	—	89.61	26.26		598		1.70		1.70		(.33)
10/31/2020	66.46	(.22)	6.75	6.53	(.19)	(1.84)	(2.03)	70.96	9.98		533		1.74		1.74		(.33)
10/31/2019	57.02	.19	10.02	10.21	(.06)	(.71)	(.77)	66.46	18.21		701		1.79		1.79		.30
Class T:
4/30/2024[5,6]	68.42	.53	10.48	11.01	(1.14)	(.91)	(2.05)	77.38	16.27	[7,9]	—	[10]	.70	[8,9]	.70	[8,9]	1.41	[8,9]
10/31/2023	62.49	1.01	5.71	6.72	(.79)	—	(.79)	68.42	10.79	[9]	—	[10]	.72	[9]	.72	[9]	1.42	[9]
10/31/2022	93.87	.87	(26.11)	(25.24)	(.58)	(5.56)	(6.14)	62.49	(28.56)[9]		—	[10]	.71	[9]	.71	[9]	1.18	[9]
10/31/2021	73.86	.58	19.69	20.27	(.26)	—	(.26)	93.87	27.47	[9]	—	[10]	.74	[9]	.74	[9]	.63	[9]
10/31/2020	69.12	.43	7.05	7.48	(.90)	(1.84)	(2.74)	73.86	11.05	[9]	—	[10]	.76	[9]	.76	[9]	.62	[9]
10/31/2019	59.39	.82	10.35	11.17	(.73)	(.71)	(1.44)	69.12	19.39	[9]	—	[10]	.78	[9]	.78	[9]	1.28	[9]
Class F-1:
4/30/2024[5,6]	67.99	.44	10.45	10.89	(.94)	(.91)	(1.85)	77.03	16.16	[7]	869		.96	[8]	.96	[8]	1.19	[8]
10/31/2023	62.05	.85	5.67	6.52	(.58)	—	(.58)	67.99	10.53		828		.96		.96		1.21
10/31/2022	93.27	.67	(25.95)	(25.28)	(.38)	(5.56)	(5.94)	62.05	(28.74)		854		.96		.96		.91
10/31/2021	73.39	.39	19.58	19.97	(.09)	—	(.09)	93.27	27.22		1,418		.95		.95		.43
10/31/2020	68.68	.29	7.01	7.30	(.75)	(1.84)	(2.59)	73.39	10.83		1,097		.98		.98		.43
10/31/2019	58.95	.69	10.30	10.99	(.55)	(.71)	(1.26)	68.68	19.16		1,177		1.00		1.00		1.09
Class F-2:
4/30/2024[5,6]	68.39	.56	10.47	11.03	(1.16)	(.91)	(2.07)	77.35	16.30	[7]	16,961		.67	[8]	.67	[8]	1.49	[8]
10/31/2023	62.44	1.05	5.70	6.75	(.80)	—	(.80)	68.39	10.85		14,620		.68		.68		1.48
10/31/2022	93.83	.90	(26.09)	(25.19)	(.64)	(5.56)	(6.20)	62.44	(28.52)		14,343		.68		.68		1.22
10/31/2021	73.81	.65	19.68	20.33	(.31)	—	(.31)	93.83	27.55		20,219		.67		.67		.72
10/31/2020	69.06	.48	7.05	7.53	(.94)	(1.84)	(2.78)	73.81	11.14		14,085		.70		.70		.70
10/31/2019	59.35	.88	10.32	11.20	(.78)	(.71)	(1.49)	69.06	19.49		12,291		.72		.72		1.37
Class F-3:
4/30/2024[5,6]	68.67	.60	10.51	11.11	(1.24)	(.91)	(2.15)	77.63	16.36	[7]	7,778		.57	[8]	.57	[8]	1.60	[8]
10/31/2023	62.70	1.13	5.73	6.86	(.89)	—	(.89)	68.67	10.98		6,827		.58		.58		1.59
10/31/2022	94.20	.99	(26.19)	(25.20)	(.74)	(5.56)	(6.30)	62.70	(28.45)		5,666		.57		.57		1.34
10/31/2021	74.08	.76	19.74	20.50	(.38)	—	(.38)	94.20	27.70		7,473		.57		.57		.83
10/31/2020	69.30	.55	7.08	7.63	(1.01)	(1.84)	(2.85)	74.08	11.25		4,850		.60		.60		.81
10/31/2019	59.54	.96	10.34	11.30	(.83)	(.71)	(1.54)	69.30	19.62		4,351		.62		.62		1.48
Class 529-A:
4/30/2024[5,6]	67.75	.43	10.39	10.82	(.91)	(.91)	(1.82)	76.75	16.12	[7]	917		1.01	[8]	1.01	[8]	1.15	[8]
10/31/2023	61.86	.80	5.66	6.46	(.57)	—	(.57)	67.75	10.48		826		1.02		1.02		1.14
10/31/2022	93.01	.66	(25.89)	(25.23)	(.36)	(5.56)	(5.92)	61.86	(28.76)		807		.99		.99		.90
10/31/2021	73.19	.36	19.54	19.90	(.08)	—	(.08)	93.01	27.17		1,205		.97		.97		.40
10/31/2020	68.50	.25	6.99	7.24	(.71)	(1.84)	(2.55)	73.19	10.77		971		1.02		1.02		.37
10/31/2019	58.83	.65	10.28	10.93	(.55)	(.71)	(1.26)	68.50	19.08		884		1.06		1.06		1.03

Refer to the end of the table for footnotes.

New World Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2024[5,6]	$65.08	$.13	$10.01	$10.14	$(.25)	$(.91)	$(1.16)	$74.06	15.67%[7]		$19		1.77%[8]		1.77%[8]		.37%[8]
10/31/2023	59.37	.24	5.47	5.71	—	—	—	65.08	9.62		20		1.80		1.80		.36
10/31/2022	89.80	.07	(24.94)	(24.87)	—	(5.56)	(5.56)	59.37	(29.31)		25		1.77		1.77		.09
10/31/2021	71.13	(.33)	19.00	18.67	—	—	—	89.80	26.23		46		1.73		1.73		(.38)
10/31/2020	66.62	(.21)	6.73	6.52	(.17)	(1.84)	(2.01)	71.13	9.93		47		1.78		1.78		(.32)
10/31/2019	57.14	.16	10.06	10.22	(.03)	(.71)	(.74)	66.62	18.18		117		1.82		1.82		.27
Class 529-E:
4/30/2024[5,6]	67.09	.35	10.31	10.66	(.77)	(.91)	(1.68)	76.07	16.00	[7]	31		1.20	[8]	1.20	[8]	.96	[8]
10/31/2023	61.25	.66	5.61	6.27	(.43)	—	(.43)	67.09	10.27		29		1.21		1.21		.95
10/31/2022	92.11	.51	(25.66)	(25.15)	(.15)	(5.56)	(5.71)	61.25	(28.90)		29		1.19		1.19		.70
10/31/2021	72.57	.17	19.37	19.54	—	—	—	92.11	26.93		45		1.18		1.18		.19
10/31/2020	67.94	.13	6.92	7.05	(.58)	(1.84)	(2.42)	72.57	10.55		38		1.22		1.22		.19
10/31/2019	58.32	.53	10.21	10.74	(.41)	(.71)	(1.12)	67.94	18.86		38		1.26		1.26		.83
Class 529-T:
4/30/2024[5,6]	68.40	.51	10.50	11.01	(1.12)	(.91)	(2.03)	77.38	16.26	[7,9]	—	[10]	.77	[8,9]	.77	[8,9]	1.37	[8,9]
10/31/2023	62.47	.98	5.70	6.68	(.75)	—	(.75)	68.40	10.74	[9]	—	[10]	.75	[9]	.75	[9]	1.39	[9]
10/31/2022	93.83	.84	(26.10)	(25.26)	(.54)	(5.56)	(6.10)	62.47	(28.58)[9]		—	[10]	.75	[9]	.75	[9]	1.14	[9]
10/31/2021	73.84	.53	19.69	20.22	(.23)	—	(.23)	93.83	27.43	[9]	—	[10]	.78	[9]	.78	[9]	.59	[9]
10/31/2020	69.10	.40	7.06	7.46	(.88)	(1.84)	(2.72)	73.84	11.00	[9]	—	[10]	.79	[9]	.79	[9]	.59	[9]
10/31/2019	59.37	.79	10.35	11.14	(.70)	(.71)	(1.41)	69.10	19.34	[9]	—	[10]	.82	[9]	.82	[9]	1.24	[9]
Class 529-F-1:
4/30/2024[5,6]	67.61	.49	10.37	10.86	(1.09)	(.91)	(2.00)	76.47	16.23	[7,9]	—	[10]	.78	[8,9]	.78	[8,9]	1.33	[8,9]
10/31/2023	61.77	.93	5.65	6.58	(.74)	—	(.74)	67.61	10.68	[9]	—	[10]	.79	[9]	.79	[9]	1.33	[9]
10/31/2022	92.91	.81	(25.82)	(25.01)	(.57)	(5.56)	(6.13)	61.77	(28.60)[9]		—	[10]	.78	[9]	.78	[9]	1.11	[9]
10/31/2021	73.20	.55	19.53	20.08	(.37)	—	(.37)	92.91	27.44	[9]	—	[10]	.75	[9]	.75	[9]	.60	[9]
10/31/2020	68.51	.41	6.98	7.39	(.86)	(1.84)	(2.70)	73.20	11.01	[9]	—	[10]	.80	[9]	.80	[9]	.60	[9]
10/31/2019	58.90	.80	10.25	11.05	(.73)	(.71)	(1.44)	68.51	19.36		86		.84		.84		1.25
Class 529-F-2:
4/30/2024[5,6]	68.49	.55	10.51	11.06	(1.17)	(.91)	(2.08)	77.47	16.32	[7]	132		.68	[8]	.68	[8]	1.48	[8]
10/31/2023	62.53	1.05	5.71	6.76	(.80)	—	(.80)	68.49	10.85		113		.68		.68		1.49
10/31/2022	93.92	.90	(26.14)	(25.24)	(.59)	(5.56)	(6.15)	62.53	(28.54)		103		.69		.69		1.21
10/31/2021	73.88	.59	19.69	20.28	(.24)	—	(.24)	93.92	27.48		138		.74		.74		.65
10/31/2020[5,11]	73.88	—	—	—	—	—	—	73.88	—		97		—		—		—
Class 529-F-3:
4/30/2024[5,6]	68.35	.55	10.48	11.03	(1.19)	(.91)	(2.10)	77.28	16.31	[7]	—	[10]	.64	[8]	.64	[8]	1.47	[8]
10/31/2023	62.44	1.04	5.71	6.75	(.84)	—	(.84)	68.35	10.84		—	[10]	.65		.65		1.48
10/31/2022	93.84	.92	(26.08)	(25.16)	(.68)	(5.56)	(6.24)	62.44	(28.50)		—	[10]	.64		.64		1.25
10/31/2021	73.88	.67	19.68	20.35	(.39)	—	(.39)	93.84	27.58		—	[10]	.67		.62		.73
10/31/2020[5,11]	73.88	—	—	—	—	—	—	73.88	—		—	[10]	—		—		—
Class R-1:
4/30/2024[5,6]	65.13	.18	10.00	10.18	(.47)	(.91)	(1.38)	73.93	15.74	[7]	23		1.66	[8]	1.66	[8]	.50	[8]
10/31/2023	59.48	.33	5.48	5.81	(.16)	—	(.16)	65.13	9.77		21		1.67		1.67		.49
10/31/2022	89.83	.19	(24.98)	(24.79)	—	(5.56)	(5.56)	59.48	(29.21)		21		1.63		1.63		.26
10/31/2021	71.14	(.28)	18.97	18.69	—	—	—	89.83	26.26		29		1.70		1.70		(.32)
10/31/2020	66.65	(.24)	6.78	6.54	(.21)	(1.84)	(2.05)	71.14	9.96		24		1.77		1.77		(.37)
10/31/2019	57.18	.19	10.05	10.24	(.06)	(.71)	(.77)	66.65	18.23		29		1.78		1.78		.31

Refer to the end of the table for footnotes.

34	New World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[5,6]	$65.16	$.18		$10.00	$10.18	$(.47)	$(.91)	$(1.38)	$73.96	15.73%[7]	$254	1.67%[8]		1.67%[8]		.49%[8]
10/31/2023	59.47	.33		5.48	5.81	(.12)	—	(.12)	65.16	9.77	228	1.67		1.67		.49
10/31/2022	89.85	.15		(24.97)	(24.82)	—	(5.56)	(5.56)	59.47	(29.24)	224	1.67		1.67		.21
10/31/2021	71.13	(.26)		18.98	18.72	—	—	—	89.85	26.30	341	1.66		1.66		(.29)
10/31/2020	66.67	(.20)		6.78	6.58	(.28)	(1.84)	(2.12)	71.13	10.03	293	1.70		1.70		(.30)
10/31/2019	57.19	.23		10.06	10.29	(.10)	(.71)	(.81)	66.67	18.32	303	1.72		1.72		.37
Class R-2E:
4/30/2024[5,6]	67.07	.29		10.29	10.58	(.70)	(.91)	(1.61)	76.04	15.91 [7]	39	1.37	[8]	1.37	[8]	.79	[8]
10/31/2023	61.22	.55		5.61	6.16	(.31)	—	(.31)	67.07	10.08	34	1.38		1.38		.79
10/31/2022	92.06	.37		(25.65)	(25.28)	—	(5.56)	(5.56)	61.22	(29.03)	28	1.38		1.38		.51
10/31/2021	72.67	—	[12]	19.39	19.39	—	—	—	92.06	26.67	42	1.37		1.37		—	[13]
10/31/2020	68.10	—	[12]	6.92	6.92	(.51)	(1.84)	(2.35)	72.67	10.34	35	1.41		1.41		(.01)
10/31/2019	58.48	.42		10.24	10.66	(.33)	(.71)	(1.04)	68.10	18.66	33	1.43		1.43		.66
Class R-3:
4/30/2024[5,6]	67.20	.35		10.32	10.67	(.79)	(.91)	(1.70)	76.17	16.01 [7]	493	1.22	[8]	1.22	[8]	.94	[8]
10/31/2023	61.34	.65		5.62	6.27	(.41)	—	(.41)	67.20	10.26	438	1.22		1.22		.94
10/31/2022	92.20	.48		(25.67)	(25.19)	(.11)	(5.56)	(5.67)	61.34	(28.92)	417	1.22		1.22		.66
10/31/2021	72.67	.13		19.40	19.53	—	—	—	92.20	26.86	644	1.22		1.22		.15
10/31/2020	68.03	.10		6.93	7.03	(.55)	(1.84)	(2.39)	72.67	10.51	563	1.26		1.26		.14
10/31/2019	58.39	.52		10.21	10.73	(.38)	(.71)	(1.09)	68.03	18.83	607	1.28		1.28		.82
Class R-4:
4/30/2024[5,6]	68.03	.46		10.44	10.90	(.99)	(.91)	(1.90)	77.03	16.17 [7]	781	.92	[8]	.92	[8]	1.24	[8]
10/31/2023	62.11	.87		5.69	6.56	(.64)	—	(.64)	68.03	10.58	676	.93		.93		1.23
10/31/2022	93.33	.72		(25.99)	(25.27)	(.39)	(5.56)	(5.95)	62.11	(28.70)	673	.92		.92		.98
10/31/2021	73.44	.42		19.59	20.01	(.12)	—	(.12)	93.33	27.26	989	.92		.92		.46
10/31/2020	68.72	.31		7.01	7.32	(.76)	(1.84)	(2.60)	73.44	10.87	759	.94		.94		.46
10/31/2019	59.03	.72		10.29	11.01	(.61)	(.71)	(1.32)	68.72	19.20	836	.97		.97		1.12
Class R-5E:
4/30/2024[5,6]	67.77	.53		10.39	10.92	(1.14)	(.91)	(2.05)	76.64	16.29 [7]	105	.72	[8]	.72	[8]	1.44	[8]
10/31/2023	61.88	1.02		5.65	6.67	(.78)	—	(.78)	67.77	10.80	91	.73		.73		1.45
10/31/2022	93.07	.85		(25.86)	(25.01)	(.62)	(5.56)	(6.18)	61.88	(28.57)	74	.72		.72		1.16
10/31/2021	73.23	.63		19.50	20.13	(.29)	—	(.29)	93.07	27.52	102	.71		.71		.70
10/31/2020	68.56	.44		7.01	7.45	(.94)	(1.84)	(2.78)	73.23	11.08	57	.74		.74		.66
10/31/2019	58.94	.86		10.25	11.11	(.78)	(.71)	(1.49)	68.56	19.46	38	.76		.76		1.34
Class R-5:
4/30/2024[5,6]	68.83	.58		10.56	11.14	(1.21)	(.91)	(2.12)	77.85	16.35 [7]	296	.62	[8]	.62	[8]	1.53	[8]
10/31/2023	62.85	1.10		5.73	6.83	(.85)	—	(.85)	68.83	10.90	278	.63		.63		1.54
10/31/2022	94.40	.95		(26.25)	(25.30)	(.69)	(5.56)	(6.25)	62.85	(28.48)	250	.62		.62		1.28
10/31/2021	74.24	.70		19.81	20.51	(.35)	—	(.35)	94.40	27.64	378	.62		.62		.76
10/31/2020	69.43	.52		7.09	7.61	(.96)	(1.84)	(2.80)	74.24	11.20	304	.64		.64		.76
10/31/2019	59.67	.89		10.40	11.29	(.82)	(.71)	(1.53)	69.43	19.57	305	.67		.67		1.40
Class R-6:
4/30/2024[5,6]	68.63	.60		10.52	11.12	(1.25)	(.91)	(2.16)	77.59	16.38 [7]	15,053	.57	[8]	.57	[8]	1.61	[8]
10/31/2023	62.67	1.13		5.72	6.85	(.89)	—	(.89)	68.63	10.97	10,801	.58		.58		1.59
10/31/2022	94.15	.99		(26.17)	(25.18)	(.74)	(5.56)	(6.30)	62.67	(28.45)	8,393	.57		.57		1.34
10/31/2021	74.05	.73		19.75	20.48	(.38)	—	(.38)	94.15	27.70	10,326	.57		.57		.80
10/31/2020	69.27	.56		7.07	7.63	(1.01)	(1.84)	(2.85)	74.05	11.26	8,255	.59		.59		.82
10/31/2019	59.52	.95		10.35	11.30	(.84)	(.71)	(1.55)	69.27	19.62	7,010	.61		.61		1.48

Refer to the end of the table for footnotes.

New World Fund	35

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
	2024[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[14]	22%	32%	39%	32%	40%	37%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

36	New World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

New World Fund	37

Expense example (continued)

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,161.23	$5.27	.98%
Class A – assumed 5% return	1,000.00	1,019.99	4.92	.98
Class C – actual return	1,000.00	1,157.11	9.33	1.74
Class C – assumed 5% return	1,000.00	1,016.21	8.72	1.74
Class T – actual return	1,000.00	1,162.71	3.76	.70
Class T – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class F-1 – actual return	1,000.00	1,161.61	5.16	.96
Class F-1 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class F-2 – actual return	1,000.00	1,163.03	3.60	.67
Class F-2 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-3 – actual return	1,000.00	1,163.60	3.07	.57
Class F-3 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 529-A – actual return	1,000.00	1,161.23	5.43	1.01
Class 529-A – assumed 5% return	1,000.00	1,019.84	5.07	1.01
Class 529-C – actual return	1,000.00	1,156.74	9.49	1.77
Class 529-C – assumed 5% return	1,000.00	1,016.06	8.87	1.77
Class 529-E – actual return	1,000.00	1,159.99	6.44	1.20
Class 529-E – assumed 5% return	1,000.00	1,018.90	6.02	1.20
Class 529-T – actual return	1,000.00	1,162.56	4.14	.77
Class 529-T – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 529-F-1 – actual return	1,000.00	1,162.34	4.19	.78
Class 529-F-1 – assumed 5% return	1,000.00	1,020.98	3.92	.78
Class 529-F-2 – actual return	1,000.00	1,163.21	3.66	.68
Class 529-F-2 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-F-3 – actual return	1,000.00	1,163.14	3.44	.64
Class 529-F-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-1 – actual return	1,000.00	1,157.37	8.90	1.66
Class R-1 – assumed 5% return	1,000.00	1,016.61	8.32	1.66
Class R-2 – actual return	1,000.00	1,157.33	8.96	1.67
Class R-2 – assumed 5% return	1,000.00	1,016.56	8.37	1.67
Class R-2E – actual return	1,000.00	1,159.08	7.35	1.37
Class R-2E – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-3 – actual return	1,000.00	1,160.15	6.55	1.22
Class R-3 – assumed 5% return	1,000.00	1,018.80	6.12	1.22
Class R-4 – actual return	1,000.00	1,161.69	4.94	.92
Class R-4 – assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-5E – actual return	1,000.00	1,162.86	3.87	.72
Class R-5E – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class R-5 – actual return	1,000.00	1,163.55	3.34	.62
Class R-5 – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-6 – actual return	1,000.00	1,163.77	3.07	.57
Class R-6 – assumed 5% return	1,000.00	1,022.03	2.87	.57

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

38	New World Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through November 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

New World Fund	39

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

40	New World Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

New World Fund	41

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42	New World Fund

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New World Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105-2223

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	New World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2024